Income taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Loss before tax	€ (105,935)	€ (86,002)	€ (57,521)
Income tax benefit at tax rate of 29.825%	31,595	25,650	17,156
Adjustments of deferred tax assets	(29,533)	(25,022)	(15,850)
Adjustments for local tax rates	0	23	(62)
Non-deductible expenses	(1,940)	(755)	(1,434)
Other	(125)	102	188
Income taxes	€ (3)	€ (2)	€ (2)